Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EMPOWER FUNDS INC
Prospectus Date	rr_ProspectusDate	Apr. 28, 2023
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	EMPOWER FUNDS, INC.Empower Emerging Markets Equity Fund
Institutional Class Ticker: MXENX
Investor Class Ticker: MXEOX
(the “Fund”)Supplement dated May 24, 2023 to the Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”) for the Fund, each dated April 28, 2023, as supplementedLazard Asset Management LLC (“Lazard”) and UBS Asset Management (Americas) Inc. (“UBS AM”) currently serve as sub-advisers to the Fund. At a meeting held on April 20, 2023, the Board of Directors of Empower Funds, Inc. (“Empower Funds”), including a majority of its directors who are not “interested persons” of Empower Funds (as that term is defined in the Investment Company Act of 1940, as amended), approved removing UBS AM as a sub-adviser to the Fund and hiring Goldman Sachs Asset Management, L.P. (“GSAM”) as a sub-adviser to the Fund effective on or about June 1, 2023 (the “Effective Date”).On the Effective Date the following changes are made to the Prospectus, Summary Prospectus, and SAI, as applicable:All references to UBS AM in the Prospectus, Summary Prospectus and SAI are hereby removed.Under the header “Fund Summary,” the section entitled “Principal Investment Strategies” of the Prospectus and Summary Prospectus is hereby deleted in its entirety and replaced with the following:Principal Investment StrategiesBelow is a summary of the principal investment strategies of the Fund.The Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities issued by emerging markets companies. The Fund considers emerging markets companies to be those companies that are economically tied to emerging markets countries. The Fund may consider classifications by the World Bank, the International Finance Corporation, the United Nations (and its agencies) or the MSCI Emerging Markets Index in determining whether a country is emerging or developed.The Fund may have significant investments in a particular country, a small number of countries, or a particular geographic region. The Fund may have exposure to non-U.S. stocks across any market capitalization and style and the Fund’s exposure will vary from time to time across sectors.The Fund invests primarily in common stock but may also invest in depositary receipts including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”).The Fund may invest in derivatives, including but not limited to spot and forward foreign exchange transactions.Empower Capital Management, LLC (“ECM”) is the Fund’s investment adviser and, subject to the approval of the Board of Directors of Empower Funds (the “Board”), selects the Fund’s sub-advisers and monitors their performance on an ongoing basis.The Fund’s investment portfolio is managed by two sub-advisers: Goldman Sachs Asset Management, L.P. (“GSAM”) and Lazard Asset Management LLC (“Lazard”) (each, a “Sub-Adviser,” and collectively, the “Sub-Advisers”).GSAM selects investments using a strong valuation discipline to purchase what GSAM believes are well-positioned, cash-generating businesses run by shareholder-oriented management teams. GSAM employs a fundamental investment process that may integrate environmental, social and governance (“ESG”) factors alongside traditional fundamental factors. No one factor or consideration is determinative in the stock selection process.Lazard invests in a broadly diversified portfolio of emerging market equity securities using a quantitative stock selection process.ECM maintains a strategic asset allocation of the Fund’s assets with each Sub-Adviser and reviews the asset allocations on a quarterly basis, or more frequently as deemed necessary. As of the date of this Prospectus, the target asset allocation is a 40% allocation of the Fund’s assets to GSAM and a 60% allocation of the Fund’s assets to Lazard. Notwithstanding these target allocations, ECM may change the asset allocations at any time and without shareholder notice or approval.Under the header “Fund Summary,” in the section entitled “Principal Investment Risks” of the Prospectus and Summary Prospectus, the following risk is being added:Environmental, Social and Governance Considerations Risk - The Fund’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Consideration of ESG factors may affect the Fund’s exposure to certain issuers or industries and may not work as intended. While ESG considerations may have the potential to contribute to the Fund’s long-term performance, there is no guarantee that such results will be achieved.
Empower Emerging Markets Equity Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	EMPOWER FUNDS, INC.Empower Emerging Markets Equity Fund
Institutional Class Ticker: MXENX
Investor Class Ticker: MXEOX
(the “Fund”)Supplement dated May 24, 2023 to the Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”) for the Fund, each dated April 28, 2023, as supplementedLazard Asset Management LLC (“Lazard”) and UBS Asset Management (Americas) Inc. (“UBS AM”) currently serve as sub-advisers to the Fund. At a meeting held on April 20, 2023, the Board of Directors of Empower Funds, Inc. (“Empower Funds”), including a majority of its directors who are not “interested persons” of Empower Funds (as that term is defined in the Investment Company Act of 1940, as amended), approved removing UBS AM as a sub-adviser to the Fund and hiring Goldman Sachs Asset Management, L.P. (“GSAM”) as a sub-adviser to the Fund effective on or about June 1, 2023 (the “Effective Date”).On the Effective Date the following changes are made to the Prospectus, Summary Prospectus, and SAI, as applicable:All references to UBS AM in the Prospectus, Summary Prospectus and SAI are hereby removed.Under the header “Fund Summary,” the section entitled “Principal Investment Strategies” of the Prospectus and Summary Prospectus is hereby deleted in its entirety and replaced with the following:Principal Investment StrategiesBelow is a summary of the principal investment strategies of the Fund.The Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities issued by emerging markets companies. The Fund considers emerging markets companies to be those companies that are economically tied to emerging markets countries. The Fund may consider classifications by the World Bank, the International Finance Corporation, the United Nations (and its agencies) or the MSCI Emerging Markets Index in determining whether a country is emerging or developed.The Fund may have significant investments in a particular country, a small number of countries, or a particular geographic region. The Fund may have exposure to non-U.S. stocks across any market capitalization and style and the Fund’s exposure will vary from time to time across sectors.The Fund invests primarily in common stock but may also invest in depositary receipts including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”).The Fund may invest in derivatives, including but not limited to spot and forward foreign exchange transactions.Empower Capital Management, LLC (“ECM”) is the Fund’s investment adviser and, subject to the approval of the Board of Directors of Empower Funds (the “Board”), selects the Fund’s sub-advisers and monitors their performance on an ongoing basis.The Fund’s investment portfolio is managed by two sub-advisers: Goldman Sachs Asset Management, L.P. (“GSAM”) and Lazard Asset Management LLC (“Lazard”) (each, a “Sub-Adviser,” and collectively, the “Sub-Advisers”).GSAM selects investments using a strong valuation discipline to purchase what GSAM believes are well-positioned, cash-generating businesses run by shareholder-oriented management teams. GSAM employs a fundamental investment process that may integrate environmental, social and governance (“ESG”) factors alongside traditional fundamental factors. No one factor or consideration is determinative in the stock selection process.Lazard invests in a broadly diversified portfolio of emerging market equity securities using a quantitative stock selection process.ECM maintains a strategic asset allocation of the Fund’s assets with each Sub-Adviser and reviews the asset allocations on a quarterly basis, or more frequently as deemed necessary. As of the date of this Prospectus, the target asset allocation is a 40% allocation of the Fund’s assets to GSAM and a 60% allocation of the Fund’s assets to Lazard. Notwithstanding these target allocations, ECM may change the asset allocations at any time and without shareholder notice or approval.Under the header “Fund Summary,” in the section entitled “Principal Investment Risks” of the Prospectus and Summary Prospectus, the following risk is being added:Environmental, Social and Governance Considerations Risk - The Fund’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Consideration of ESG factors may affect the Fund’s exposure to certain issuers or industries and may not work as intended. While ESG considerations may have the potential to contribute to the Fund’s long-term performance, there is no guarantee that such results will be achieved.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Below is a summary of the principal investment strategies of the Fund.The Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities issued by emerging markets companies. The Fund considers emerging markets companies to be those companies that are economically tied to emerging markets countries. The Fund may consider classifications by the World Bank, the International Finance Corporation, the United Nations (and its agencies) or the MSCI Emerging Markets Index in determining whether a country is emerging or developed.The Fund may have significant investments in a particular country, a small number of countries, or a particular geographic region. The Fund may have exposure to non-U.S. stocks across any market capitalization and style and the Fund’s exposure will vary from time to time across sectors.The Fund invests primarily in common stock but may also invest in depositary receipts including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”).The Fund may invest in derivatives, including but not limited to spot and forward foreign exchange transactions.Empower Capital Management, LLC (“ECM”) is the Fund’s investment adviser and, subject to the approval of the Board of Directors of Empower Funds (the “Board”), selects the Fund’s sub-advisers and monitors their performance on an ongoing basis.The Fund’s investment portfolio is managed by two sub-advisers: Goldman Sachs Asset Management, L.P. (“GSAM”) and Lazard Asset Management LLC (“Lazard”) (each, a “Sub-Adviser,” and collectively, the “Sub-Advisers”).GSAM selects investments using a strong valuation discipline to purchase what GSAM believes are well-positioned, cash-generating businesses run by shareholder-oriented management teams. GSAM employs a fundamental investment process that may integrate environmental, social and governance (“ESG”) factors alongside traditional fundamental factors. No one factor or consideration is determinative in the stock selection process.Lazard invests in a broadly diversified portfolio of emerging market equity securities using a quantitative stock selection process.ECM maintains a strategic asset allocation of the Fund’s assets with each Sub-Adviser and reviews the asset allocations on a quarterly basis, or more frequently as deemed necessary. As of the date of this Prospectus, the target asset allocation is a 40% allocation of the Fund’s assets to GSAM and a 60% allocation of the Fund’s assets to Lazard. Notwithstanding these target allocations, ECM may change the asset allocations at any time and without shareholder notice or approval.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Environmental, Social and Governance Considerations Risk - The Fund’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Consideration of ESG factors may affect the Fund’s exposure to certain issuers or industries and may not work as intended. While ESG considerations may have the potential to contribute to the Fund’s long-term performance, there is no guarantee that such results will be achieved.